Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		$ 0		$ 0
Total financial assets		3,094		32,275
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		17,321		0
Total financial assets		0		3,300
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0		2,842
Total financial assets		43,488		39,713
Warrant [Member] | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		3,094		32,275	[1]
Warrant [Member] | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets	[1]			3,300
Warrant [Member] | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets	[1]			0
Liability for Share-Based Compensation | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets				0
Liability for Share-Based Compensation | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets				0
Liability for Share-Based Compensation | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		16,342	[2]	10,024
Contingent Consideration Receivable | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total				0
Contingent Consideration Receivable | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total				0
Contingent Consideration Receivable | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total				2,842
Contingent Consideration Payable | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets	[3]			0
Contingent Consideration Payable | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets	[3]			0
Contingent Consideration Payable | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		27,146		$ 29,689	[3]
Derivative financial asset | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		$ 17,321

[1]	Level 2 warrant liabilities represent the fair value of private warrants which is estimated using the price of the Company's public warrants.
[2]	Liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction (Note 2) and certain performance awards to be issued in a variable number of shares (Note 16).
[3]	Excludes deferred consideration payable of $1,126 which is not a Level 3 financial instrument. The carrying value of deferred consideration payable approximates fair value.